NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission	May 2, 2022

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -            Altegris/AACA Opportunistic Real Estate Fund

Beech Hill Total Return Fund

Biondo Focus Fund

BTS Managed Income Fund

BTS Tactical Fixed Income Fund

Princeton Long/Short Treasury Fund

Probabilities Fund

TransWestern Institutional Short Duration Government Bond Fund

Post-Effective Amendment No. 1388, 1389, 1390, 1391, 1392, 1393, 1394, and 1395 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris/AACA Opportunistic Real Estate Fund, Beech Hill Total Return Fund, Biondo Focus Fund, BTS Managed Income Fund, BTS Tactical Fixed Income Fund, Princeton Long/Short Treasury Fund, Probabilities Fund and TransWestern Institutional Short Duration Government Bond Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number	Date of Amendment Filing:
Altegris/AACA Opportunistic Real Estate Fund	1388	0001580642-22-002254	April 26, 2022
Beech Hill Total Return Fund	1394	0001580642-22-002297	April 27, 2022
Biondo Focus Fund	1390	0001580642-22-002257	April 26, 2022
BTS Managed Income Fund	1393	0001580642-22-002296	April 27, 2022
BTS Tactical Fixed Income Fund	1392	0001580642-22-002295	April 27, 2022
Princeton Long/Short Treasury Fund	1395	0001580642-22-002301	April 28, 2022
Probabilities Fund	1389	0001580642-22-002255	April 26, 2022
TransWestern Institutional Short Duration Government Bond Fund	1391	0001580642-22-002258	April 26, 2022

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary